UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 98.4%		$1,529,660,861
(Cost $1,024,296,035)
Consumer discretionary 28.8%		447,975,472
Hotels, restaurants and leisure 6.1%
Starbucks Corp.	606,367	31,767,567
Yum! Brands, Inc.	788,014	62,481,630
Internet and direct marketing retail 6.6%
Amazon.com, Inc. (A)	31,001	55,102,417
Booking Holdings, Inc. (A)	23,521	47,717,523
Media 3.7%
The Walt Disney Company	510,057	57,922,073
Specialty retail 8.9%
Lowe's Companies, Inc.	467,813	46,472,543
The TJX Companies, Inc.	508,208	49,428,310
Ulta Beauty, Inc. (A)	171,037	41,799,732
Textiles, apparel and luxury goods 3.5%
NIKE, Inc., Class B	718,810	55,283,677
Consumer staples 5.5%		85,366,463
Food products 3.1%
Mondelez International, Inc., Class A	1,121,042	48,630,802
Personal products 2.4%
The Estee Lauder Companies, Inc., Class A	272,237	36,735,661
Energy 4.0%		62,727,498
Energy equipment and services 4.0%
Schlumberger, Ltd.	929,021	62,727,498
Health care 14.3%		221,802,554
Biotechnology 3.7%
Regeneron Pharmaceuticals, Inc. (A)	155,578	57,254,260
Health care equipment and supplies 3.3%
Becton, Dickinson and Company	202,633	50,733,224
Health care providers and services 4.1%
UnitedHealth Group, Inc.	249,565	63,194,849
Pharmaceuticals 3.2%
Novo Nordisk A/S, ADR	1,017,083	50,620,221
Industrials 1.9%		29,296,006
Road and rail 1.9%
J.B. Hunt Transport Services, Inc.	244,337	29,296,006
Information technology 33.8%		526,399,904
Internet software and services 4.3%
Alphabet, Inc., Class C (A)	55,723	67,829,382
IT services 14.0%
Alliance Data Systems Corp.	191,558	43,077,563
Automatic Data Processing, Inc.	366,030	49,410,390
FleetCor Technologies, Inc. (A)	278,561	60,447,737
Visa, Inc., Class A	470,029	64,271,765
Software 15.5%
Autodesk, Inc. (A)	465,978	59,850,214
Microsoft Corp.	450,052	47,741,516
2	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Red Hat, Inc. (A)	419,584	$59,257,848
salesforce.com, Inc. (A)	327,288	44,887,549
SAP SE, ADR	255,308	29,625,940
Materials 6.0%		92,707,056
Chemicals 6.0%
Ecolab, Inc.	431,644	60,732,311
Praxair, Inc.	190,894	31,974,745
Real estate 4.1%		63,385,908
Equity real estate investment trusts 4.1%
Equinix, Inc.	144,295	63,385,908

	Yield (%)	Shares	Value
Short-term investments 1.9%			$29,963,866
(Cost $29,963,866)
Money market funds 1.9%			29,963,866
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8296(B)	29,963,866	29,963,866

Total investments (Cost $1,054,259,901) 100.3%	$1,559,624,727
Other assets and liabilities, net (0.3%)	(4,821,849)
Total net assets 100.0%	$1,554,802,878

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	9,808,610	10,310,748	(20,119,358)	—	—	—	($6,699)	($838)	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q3	07/18
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		9/18

John Hancock

Classic Value Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 97.0%		$2,399,661,533
(Cost $2,058,969,326)
Consumer discretionary 11.3%		278,837,639
Automobiles 3.5%
Ford Motor Company	8,562,029	85,962,772
Household durables 2.0%
Newell Brands, Inc.	1,862,015	48,766,173
Media 5.8%
News Corp., Class A	2,160,052	32,551,984
Omnicom Group, Inc.	645,742	44,446,422
The Interpublic Group of Companies, Inc.	2,976,066	67,110,288
Consumer staples 1.7%		41,126,553
Food and staples retailing 1.7%
Walmart, Inc.	460,905	41,126,553
Energy 14.3%		352,812,812
Energy equipment and services 4.0%
Halliburton Company	1,085,695	46,055,182
National Oilwell Varco, Inc.	1,091,033	53,046,024
Oil, gas and consumable fuels 10.3%
BP PLC, ADR	1,083,645	48,861,553
Cenovus Energy, Inc.	4,855,238	48,746,590
Exxon Mobil Corp.	747,723	60,946,902
Murphy Oil Corp.	355,138	11,811,890
Royal Dutch Shell PLC, ADR, Class A	1,219,024	83,344,671
Financials 39.5%		977,458,809
Banks 11.7%
Bank of America Corp.	2,376,024	73,371,621
Citigroup, Inc.	1,157,143	83,187,010
JPMorgan Chase & Co.	537,719	61,810,799
Wells Fargo & Company	1,251,604	71,704,393
Capital markets 11.6%
Franklin Resources, Inc.	1,552,832	53,293,194
KKR & Company, Inc., Class A	1,245,019	34,088,620
Morgan Stanley	1,429,596	72,280,374
State Street Corp.	240,181	21,210,384
The Goldman Sachs Group, Inc.	265,715	63,088,712
UBS Group AG (A)	2,577,126	42,316,409
Consumer finance 2.9%
Capital One Financial Corp.	775,281	73,124,504
Diversified financial services 4.8%
AXA Equitable Holdings, Inc. (A)	2,280,941	50,157,893
Voya Financial, Inc.	1,350,509	68,227,715
Insurance 8.5%
American International Group, Inc.	1,340,451	74,006,300
Axis Capital Holdings, Ltd.	1,056,738	59,769,101
MetLife, Inc.	1,657,669	75,821,780
Health care 12.8%		317,262,870
Biotechnology 2.0%
Amgen, Inc.	257,415	50,594,918
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 5.4%
Cardinal Health, Inc.	449,001	$22,427,600
Express Scripts Holding Company (A)	671,456	53,353,894
McKesson Corp.	455,990	57,272,344
Pharmaceuticals 5.4%
Merck & Company, Inc.	892,128	58,764,471
Mylan NV (A)	2,006,155	74,849,643
Industrials 4.5%		111,550,260
Industrial conglomerates 1.9%
General Electric Company	3,525,694	48,055,209
Machinery 2.6%
Dover Corp.	765,185	63,495,051
Information technology 9.8%		243,469,242
IT services 2.9%
Cognizant Technology Solutions Corp., Class A	872,012	71,068,978
Software 3.2%
Micro Focus International PLC, ADR (B)	74,327	1,204,097
Oracle Corp.	1,659,113	79,106,508
Technology hardware, storage and peripherals 3.7%
Hewlett Packard Enterprise Company	4,369,434	67,464,061
HP, Inc.	1,066,967	24,625,598
Utilities 3.1%		77,143,348
Electric utilities 3.1%
Edison International	1,157,787	77,143,348

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$1,764,554
(Cost $1,764,554)
John Hancock Collateral Trust (C)	2.0983(D)	176,365	1,764,554

	Par value^	Value
Short-term investments 3.2%		$80,411,000
(Cost $80,411,000)
Repurchase agreement 3.2%		80,411,000
Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $80,413,010 on 8-1-18, collateralized by $84,935,000 U.S. Treasury Notes, 1.750% due 5-15-22 (valued at $82,021,050 including interest)	80,411,000	80,411,000

Total investments (Cost $2,141,144,880) 100.3%	$2,481,837,087
Other assets and liabilities, net (0.3%)	(7,420,251)
Total net assets 100.0%	$2,474,416,836

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $1,709,316.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-18.
The fund had the following country composition as a percentage of net assets on 7-31-18:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

United States	88.5%
Netherlands	3.4%
Bermuda	2.4%
United Kingdom	2.0%
Canada	2.0%
Switzerland	1.7%
TOTAL	100.0%
4	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	250,499	9,998,793	(10,072,927)	176,365	—	—	($1,144)	$66	$1,764,554

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q3	07/18
This report is for the information of the shareholders of John Hancock Classic Value Fund.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018